Basis of preparation - Impact of adoption of IFRS 16 (Details) - EUR (€) € in Millions		3 Months Ended
	Jan. 01, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment		€ 427.6		€ 348.8
Other provisions		43.9		113.7
Accumulated deficit reserve		(123.5)		€ (167.9)
Profit (loss) before tax		39.9	€ 80.9
EBITDA		71.3	€ 97.0
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				2.90%
Property, plant and equipment	€ 432.7
Lease liabilities	120.8
Impairment loss	35.6
Accumulated deficit reserve	(136.6)
Profit (loss) before tax		0.8
EBITDA		4.3
Depreciation on the right-of-use assets		€ 4.0
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment	83.9
Accumulated deficit reserve	€ 31.3
Bjuv Facility | Onerous contracts - leases | Sweden
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other provisions				€ 66.9
Bjuv Facility | Onerous contracts - leases | Sweden | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other provisions				€ 66.9